Securities (Tables)	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Summary of Fair Value Measurement
The following table shows the remaining term to maturity of
securities.

(Canadian $ in millions, except as noted)	Term to maturity						2022	2021
	Within 1 year	1 to 3 years	3 to 5 years	5 to 10 years	Over 10 years	No maturity	Total	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	3,361	3,617	759	1,815	1,384	–	10,936	7,596
Canadian provincial and municipal governments	1,247	826	390	876	2,771	–	6,110	5,838
U.S. federal government	2,269	6,034	3,051	3,572	1,773	–	16,699	9,582
U.S. states, municipalities and agencies	–	60	42	16	21	–	139	458
Other governments	1,337	1,432	742	367	92	–	3,970	1,898
NHA MBS, U.S. agency MBS and CMO (1)	32	165	432	176	13,507	–	14,312	14,054
Corporate debt	2,375	1,685	2,117	2,521	894	–	9,592	9,894
Trading loans	–	96	49	201	–	–	346	160
Corporate equity	–	–	–	–	–	46,073	46,073	54,931
Total trading securities	10,621	13,915	7,582	9,544	20,442	46,073	108,177	104,411
FVTPL Securities
Issued or guaranteed by:
Canadian federal government	319	2	9	–	163	–	493	863
Canadian provincial and municipal governments	36	10	8	90	936	–	1,080	1,380
U.S. federal government	4	–	–	–	–	–	4	38
Other governments	39	48	–	–	–	–	87	92
NHA MBS, U.S. agency MBS and CMO (1)	–	–	–	8	–	–	8	9
Corporate debt	136	152	285	937	4,969	–	6,479	7,704
Corporate equity	–	–	–	–	–	5,490	5,490	4,124
Total FVTPL securities	534	212	302	1,035	6,068	5,490	13,641	14,210
FVOCI Securities
Issued or guaranteed by:
Canadian federal government
Amortized cost	2,235	843	6,261	3,159	–	–	12,498	13,087
Fair value	2,229	816	6,122	3,134	–	–	12,301	13,065
Yield (%)	2.08	1.68	1.65	3.29	–	–	2.14	1.48
Canadian provincial and municipal governments
Amortized cost	720	632	1,360	1,929	83	–	4,724	2,973
Fair value	714	611	1,300	1,866	80	–	4,571	2,987
Yield (%)	1.22	2.51	2.74	3.21	4.29	–	2.70	1.45
U.S. federal government
Amortized cost	1,006	49	751	1,249	348	–	3,403	21,041
Fair value	989	46	680	1,067	328	–	3,110	21,026
Yield (%)	2.65	1.02	1.67	1.50	4.05	–	2.13	1.48
U.S. states, municipalities and agencies
Amortized cost	485	1,062	602	864	850	–	3,863	4,034
Fair value	483	1,030	567	809	825	–	3,714	4,114
Yield (%)	2.26	2.16	2.31	2.37	2.44	–	2.30	1.91
Other governments
Amortized cost	3,385	1,420	1,589	138	–	–	6,532	6,476
Fair value	3,377	1,390	1,511	133	–	–	6,411	6,502
Yield (%)	0.86	1.95	2.64	5.04	–	–	1.62	1.19
NHA MBS (1)
Amortized cost	25	102	1,212	–	37	–	1,376	1,122
Fair value	21	102	1,204	–	36	–	1,363	1,125
Yield (%)	0.46	0.85	2.22	–	1.53	–	2.07	1.23
U.S. agency MBS and CMO (1)
Amortized cost	70	44	78	1,215	6,789	–	8,196	10,894
Fair value	70	42	72	1,181	6,540	–	7,905	11,011
Yield (%)	3.42	2.96	2.67	2.34	2.38	–	2.39	1.22
Corporate debt
Amortized cost	1,439	1,249	1,084	238	193	–	4,203	3,147
Fair value	1,391	1,221	1,024	206	191	–	4,033	3,161
Yield (%)	0.82	3.28	2.34	4.74	3.59	–	2.29	1.37
Corporate equity
Amortized cost	–	–	–	–	–	122	122	103
Fair value	–	–	–	–	–	153	153	132
Total cost or amortized cost	9,365	5,401	12,937	8,792	8,300	122	44,917	62,877
Total fair value	9,274	5,258	12,480	8,396	8,000	153	43,561	63,123
Yield (%)	1.45	2.30	2.04	2.86	2.50	–	2.19	1.42
Amortized Cost Securities
Issued or guaranteed by:
Canadian federal government
Amortized cost	2,146	3,537	1,319	134	–	–	7,136	7,084
Fair value	2,223	3,513	1,267	126	–	–	7,129	7,120
Yield (%)	0.89	1.85	1.71	2.66	–	–	1.55	1.49
Canadian provincial and municipal governments
Amortized cost	984	2,113	1,345	1,146	–	–	5,588	5,642
Fair value	1,044	2,133	1,299	1,107	–	–	5,583	5,723
Yield (%)	2.71	1.91	2.32	2.90	–	–	2.35	2.07
U.S. federal government
Amortized cost	924	15,825	15,098	23,511	3,887	–	59,245	5,633
Fair value	942	14,785	13,414	19,703	2,873	–	51,717	5,589
Yield (%)	0.94	1.46	1.29	1.56	2.05	–	1.49	1.51
U.S. states, municipalities and agencies
Amortized cost	–	–	–	109	–	–	109	–
Fair value	–	–	–	105	–	–	105	–
Yield (%)	–	–	–	4.26	–	–	4.26	–
Other governments
Amortized cost	419	577	376	15	–	–	1,387	1,413
Fair value	456	544	364	13	–	–	1,377	1,420
Yield (%)	1.44	1.31	2.46	1.00	–	–	1.66	1.24
NHA MBS, U.S. agency MBS and CMO (1)
Amortized cost	79	1,757	3,579	2,747	22,851	–	31,013	28,557
Fair value	77	1,675	3,254	2,383	19,475	–	26,864	28,307
Yield (%)	1.10	1.47	1.65	1.73	1.57	–	1.59	1.30
Corporate debt
Amortized cost	407	530	988	128	59	–	2,112	1,641
Fair value	457	501	919	125	55	–	2,057	1,651
Yield (%)	1.05	1.59	2.39	1.54	0.22	–	1.82	1.30
Total amortized cost	4,959	24,339	22,705	27,790	26,797	–	106,590	49,970
Total fair value	5,199	23,151	20,517	23,562	22,403	–	94,832	49,810
Yield (%)	1.32	1.56	1.50	1.65	1.64	–	1.58	1.44
Investments in Associates and Joint Ventures
Carrying value	–	–	–	–	–	1,293	1,293	1,135
Total carrying value or amortized cost of securities	25,479	43,867	43,526	47,161	61,607	52,978	274,618	232,603
Total carrying value of securities	25,388	43,724	43,069	46,765	61,307	53,009	273,262	232,849
Total by Currency (in Canadian $ equivalent)
Canadian dollar	13,049	13,167	14,499	10,823	10,895	25,203	87,636	85,933
U.S. dollar	9,620	29,363	28,094	35,743	50,334	24,217	177,371	140,422
Other currencies	2,719	1,194	476	199	78	3,589	8,255	6,494
Total securities	25,388	43,724	43,069	46,765	61,307	53,009	273,262	232,849

(1)
These amounts are either supported by insured mortgages or issued by U.S. agencies and government-sponsored enterprises. NHA refers to the National Housing Act, MBS refers to mortgage-backed securities and CMO refers to collateralized mortgage obligations.

Unrealized gains and losses on securities at fair value through other comprehensive income
The following table summarizes
u
nrealized gains and losses:

(Canadian $ in millions)				2022				2021
	Cost or amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost or amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Issued or guaranteed by:
Canadian federal government	12,498	11	208	12,301	13,087	62	84	13,065
Canadian provincial and municipal governments	4,724	6	159	4,571	2,973	29	15	2,987
U.S. federal government	3,403	–	293	3,110	21,041	282	297	21,026
U.S. states, municipalities and agencies	3,863	5	154	3,714	4,034	85	5	4,114
Other governments	6,532	4	125	6,411	6,476	55	29	6,502
NHA MBS	1,376	1	14	1,363	1,122	6	3	1,125
U.S. a gency MBS and CMO	8,196	12	303	7,905	10,894	151	34	11,011
Corporate debt	4,203	25	195	4,033	3,147	34	20	3,161
Corporate equity	122	31	–	153	103	29	–	132
Total	44,917	95	1,451	43,561	62,877	733	487	63,123

Summary of Interest, Dividend and Fee Income
Interest, dividend and fee income has been included in our Consolidated Statement of Income as follows, excluding our share of profit (loss) in associates and joint ventures and trading securities. Related income for trading securities is included under trading-related revenue in Note 17.

(Canadian $ in millions)	2022	2021
FVTPL	28	22
FVOCI	650	470
Amortized cost	1,295	419
Total	1,973	911

Summary of Non Interest Revenue
Net gains and losses from securities, excluding gains and losses on trading securities, have been included in our Consolidated Statement of Income as follows:

(Canadian $ in millions)	2022	2021
FVTPL securities	268	535
FVOCI securities – realized gains (losses) (1)	14	57
Impairment losses	(1)	(1)
Securities gains, other than trading	281	591

(1)	Gains (losses) are net of (losses) gains on hedge contracts.